Consolidated Balance Sheets $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current assets
Marketable securities		$ 38,693	$ 44,643
Trade receivables (net of allowance for credit losses of $1,583 and $1,904 as of December 31, 2023 and December 31, 2022, respectively)		77,269	78,761
Prepaid expenses and other current assets		26,400	17,085
Contract acquisition costs		5,550	6,286
Inventories		9,940	10,176
Total current assets		422,082	295,931
Non-current assets
Other non-current assets		7,341	1,731
Marketable securities		28,859	22,125
Deferred tax assets, net		7,024	12,511
Property and equipment, net		15,896	17,259
Operating Lease, Right-of-Use Asset		14,260	15,653
Intangible assets, net		10,594	11,254
Goodwill		26,829	26,829
Total non-current assets		110,803	107,362
Total assets		532,885	403,293
Current liabilities
Trade payables		8,282	4,612
Other accounts payable and accrued expenses		44,845	45,453
Deferred revenues		195,725	152,709
Operating lease liabilities		4,972	5,003
Total current liabilities		253,824	207,777
Long-term liabilities
Other long term liabilities		5,515	5,394
Operating lease liabilities		9,157	10,353
Deferred revenues		47,098	42,173
Restricted Sponsor Shares liability		47,247	17,532
Price Adjustment Shares liability		81,715	26,184
Warrant liability		54,117	20,015
Total long-term liabilities		244,849	121,651
Total liabilities		498,673	329,428
Commitments and contingencies
Equity [Abstract]
Share capital, NIS 0.00001 par value; 3,454,112,863 shares authorized and 203,230,928 and 193,014,155 shares issued and outstanding as of December 31, 2023 and 2022, respectively	[1]	0	0
Additional paid-in capital		(84,896)	(125,624)
Treasury stock, NIS 0.00001 par value; 41,776 ordinary shares		(85)	(85)
Accumulated Other Comprehensive Income (Loss), Net of Tax		1,050	331
Retained earnings		118,143	199,243
Total Shareholders’ equity		34,212	73,865
Total liabilities and shareholders’ equity		532,885	403,293
Cash and Cash Equivalents, at Carrying Value		189,517	87,645
Deposits Assets, Current		$ 74,713	$ 51,335

[1]	Less than US$ 1.